Equity (Tables)	3 Months Ended	12 Months Ended
	Sep. 30, 2022	Jun. 30, 2022
Equity [Abstract]
Schedule of Warrant Activity

A summary of the warrant activity follows:

	Number of Warrants	Weighted Average Exercise Price	Weighted Average Remaining Life (Years)	Intrinsic Value
Outstanding, July 1, 2021	5,350,558	$14.19	3.14	8,743,588
Issued	17,250,000	1.00
Exercised	-	-
Forfeited or cancelled	-	-
Outstanding, June 30, 2022	22,600,558	$4.12	4.07	-
Issued	33,600,000	0.25
Exercised	-	-
Forfeited or cancelled	-	-
Outstanding September 30, 2022	56,200,558	$1.81	4.51	-

A summary of the warrant activity follows:

	Number of Warrants	Weighted Average Exercise Price	Weighted Average Remaining Life (Years)	Intrinsic Value
Outstanding, July 1, 2020	5,264,592	$4.28	0.86	$14,654,296
Issued	5,603,674	14.38
Exercised	(5,503,167)	4.88
Forfeited or cancelled	(14,541)	4.25
Outstanding, June 30, 2021	5,350,558	14.19	3.14	8,743,588
Issued	17,250,000	1.00
Exercised	—	—
Forfeited or cancelled	—	—
Outstanding June 30, 2022	22,600,558	4.12	4.07	—

Schedule of Stock Option Activity

A summary of the Company’s stock option activity is as follows:

	Number of Options	Weighted Average Exercise Price
Outstanding, June 30, 2021	474,676	$5.49
Granted	1,120,150	6.71
Exercised	(14,000)	4.82
Cancelled	(470,300)	6.54
Outstanding, June 30, 2022	1,110,526	$6.29
Granted	-	-
Exercised	-	-
Cancelled	(129,400)	6.56
Outstanding, September 30, 2022	981,126	$6.25

A summary of the Company’s stock option activity is as follows:

	Number of Options	Weighted Average Exercise Price
Outstanding, June 30, 2020	51,942	$10.50
Granted	436,400	4.96
Exercised	(5,333)	8.37
Cancelled	(8,333)	4.09
Outstanding, June 30, 2021	474,676	5.49
Granted	1,120,150	6.71
Exercised	(14,000)	4.82
Cancelled	(470,300)	6.54
Outstanding, June 30, 2022	1,110,526	$6.29

Schedule of Weighted Average Assumptions Valued Using Black-Scholes Option Pricing Model

Year ended June 30, 2022
Expected term, in years	2.81
Expected volatility	150.82%
Risk-free interest rate	0.45%
Dividend yield	—
Grant date fair value	$5.34

As of June 30, 2021, unamortized stock compensation for stock options was $598,105 with a weighted-average recognition period of 0.60 years. The options granted during the year ended June 30, 2021 were valued using the Black-Scholes option pricing model using the following weighted average assumptions:

Year ended June 30, 2021
Expected term, in years	2.76
Expected volatility	132.60%
Risk-free interest rate	0.32%
Dividend yield	—
Grant date fair value	$3.41